Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive Income (Loss)
Net income (loss)	$ 244		$ 699		$ (1,863)
Other comprehensive income (loss) (1)
Change in net unrealized gain/loss on securities (2)	1,174	[1],[2]	1,473	[1],[2]	3,350	[1],[2]
Change in net gain/loss on cash-flow hedging instruments	103	[1]	117	[1]	(292)	[1]
Change in foreign currency translation adjustments	(2)	[1]	(17)	[1]	101	[1]
Total other comprehensive income	1,275	[1]	1,573	[1]	3,159	[1]
Total comprehensive income	$ 1,519		$ 2,272		$ 1,296

[1]	Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $636, $(793) and $(1,804) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.
[2]	There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121), and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.